Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Provisions for Income Tax Expense/(Benefit)

The provisions for income tax expense/(benefit) are summarized as follows (in thousands):

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current tax benefit	(5,914)	(2,267)	(1,768)
Deferred tax expense	18,890	6,912	9,927
Income tax expense	12,976	4,645	8,159

Components of Income/(Loss) Before Tax and Income Tax Expense/(Benefit) for PRC and Non-PRC Operations

The components of income/(loss) before tax and income tax expense/(benefit) for PRC and non-PRC operations are as follows (in thousands):

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
(Loss)/income arising from PRC operations	(85,525)	(25,629)	63,300
Loss arising from non-PRC operations	(10,614)	(22,672)	(54,776)
(Loss)/income before tax	(96,139)	(48,301)	8,524
Income tax expense relating to PRC operations	12,976	4,645	8,159
Income tax benefit relating to non-PRC operations	—	—	—
Income tax expense	12,976	4,645	8,159
Effective tax rate for PRC	(15.2)%	(18.1)%	12.9%
Effective tax rate for the Group	(13.5)%	(9.6)%	95.7%

Reconciliation of Differences between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

The following is reconciliation between the statutory rate and the Group’s effective tax rate. For 2023, 2024 and 2025, the statutory rate represented the PRC statutory rate of 25%.

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2023 and 2024 are as follows.:

	For the Years Ended December 31,
	2023	2024
	%	%
Statutory income tax rate	25.0	25.0
Permanent differences	16.3	2.8
Change in valuation allowance	(46.4)	(25.2)
Effect of preferential tax treatment	(7.4)	(6.9)
Uncertain tax positions	1.8	6.4
Tax rate difference from statutory rate in other jurisdictions	(2.8)	(11.7)
Effective income tax rate	(13.5)	(9.6)

13. Income Taxes (Continued)

Income Tax Expense/(Benefit) and Effective Tax Rate (Continued)

In accordance with the updated requirements of ASU No. 2023-09, a reconciliation between PRC statutory rate and the Group’s effective tax rate for the year ended December 31, 2025 is as follows:

	For the Years Ended December 31,
	2025
	RMB	%
	(In thousands except percentages)
Statutory Income Tax Rate:	2,131	25.0
Foreign Tax Effects
Cayman
Statutory tax rate difference between Cayman and the PRC	275	3.2
Hong Kong
Statutory tax rate difference between Hong Kong and the PRC	4,558	53.5
Changes in valuation allowances	8,848	103.8
Other foreign jurisdictions	13	0.2
Nontaxable or Nondeductible Items
Research and development credits	(4,653)	(54.6)
Nondeductible entertainment fee	2,448	28.7
Preferential tax treatment	3,323	39.0
Other	99	1.1
Change in Valuation Allowance	(7,382)	(86.6)
Uncertain Tax Positions	(1,501)	(17.6)
Effective Income Tax Rate	8,159	95.7

Combined Effects of Income Tax Exemption and Other Preferential Tax Treatment

The combined effects of the income tax exemption and other preferential tax treatment available to the Group are as follows (in thousands, except per share data):

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Effect of preferential tax treatment	(7,139)	(3,346)	(3,323)
Basic net (loss)/income per share effect	(0.01)	(0.01)	(0.01)

Tax Effects of Temporary Differences that Give Rise to Deferred Tax Assets Balance

The tax effects of temporary differences that give rise to the deferred tax assets balance as of December 31, 2024 and 2025 are as follows (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Allowances for expected credit loss of receivables	23,596	20,100
Accrued payroll and expenses and others	30,633	23,436
Net operating loss carryforward	293,528	292,618
Less: valuation allowance	(284,499)	(282,823)
Total deferred tax assets, net	63,258	53,331

Movement of Valuation Allowance for Deferred Tax Assets

The following table sets forth the movement of the valuation allowance for deferred tax assets (in thousands):

	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1,	263,229	307,818	284,499
Additions	50,151	12,159	16,050
Reversals	(5,562)	(35,478)	(17,726)
Balance as of December 31,	307,818	284,499	282,823

Reconciliation of Liabilities Associated with Uncertain Tax Positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows (in thousands):

	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1,	20,333	18,598	15,497
Reversal of uncertain tax positions over 10 years	(4,236)	(4,635)	(1,501)
Increase related to current year tax positions	2,501	1,534	—
Balance as of December 31,	18,598	15,497	13,996